Madison Funds
Supplement dated June 1, 2016
This Supplement amends the Prospectus of the Madison Funds dated February 29, 2016, as amended May 20, 2016 and May 24, 2016 and the Summary Prospectus for the Mid Cap Fund dated February 29, 2016.

Madison Funds Prospectus | Madison Mid Cap Fund
Reduction in Mid Cap Fund Class Y Share Service Fee
Effective June 1, 2016, Madison Asset Management, LLC (the “investment adviser”) agreed to permanently reduce the service fee for the Mid Cap Fund Class Y shares from 0.40% to 0.23%, therefore, the annual fund operating expenses for the Class Y shares are reduced, as reflected in the new fee table and example set forth below.

Shareholder Fees - Madison Funds Prospectus - Madison Mid Cap Fund	Madison Mid Cap Fund, Class A	Madison Mid Cap Fund, Class B		Madison Mid Cap Fund, Class Y	Madison Mid Cap Fund, Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.50%	[1]	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none		none	none
[1]	The CDSC is reduced after 12 months and eliminated after six years following purchase.

Annual Fund Operating Expenses - Madison Funds Prospectus - Madison Mid Cap Fund	Madison Mid Cap Fund, Class A	Madison Mid Cap Fund, Class B	Madison Mid Cap Fund, Class Y		Madison Mid Cap Fund, Class R6
Management Fees (as a percentage of Assets)	0.75%	0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%	0.25%	none		none
Other Expenses (as a percentage of Assets):	0.40%	0.40%	0.23%	[1]	0.02%
Expenses (as a percentage of Assets)	1.40%	2.15%	0.98%		0.77%
[1]	Effective June 1, 2016, the service fee has been permanently reduced on the Class Y shares from 0.40% to 0.23%.

Example:
Expense Example - Madison Funds Prospectus - Madison Mid Cap Fund - USD ($)	Madison Mid Cap Fund, Class A	Madison Mid Cap Fund, Class B	Madison Mid Cap Fund, Class Y	Madison Mid Cap Fund, Class R6
Expense Example, with Redemption, 1 Year	709	668	100	79
Expense Example, with Redemption, 3 Years	993	1,023	312	246
Expense Example, with Redemption, 5 Years	1,297	1,354	542	428
Expense Example, with Redemption, 10 Years	2,158	2,292	1,201	954

Expense Example, No Redemption - Madison Funds Prospectus - Madison Mid Cap Fund - USD ($)	Madison Mid Cap Fund, Class A	Madison Mid Cap Fund, Class B	Madison Mid Cap Fund, Class Y	Madison Mid Cap Fund, Class R6
Expense Example, No Redemption, 1 Year	709	218	100	79
Expense Example, No Redemption, 3 Years	993	673	312	246
Expense Example, No Redemption, 5 Years	1,297	1,154	542	428
Expense Example, No Redemption, 10 Years	2,158	2,292	1,201	954